SEWARD & KISSEL LLP
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July 20, 2016

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Centre Funds – Centre Global Infrastructure Fund
File Nos. 333-173306 and 811-22545

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), Centre Funds (the "Trust") hereby submits Post-Effective Amendment No. 19 under the 1933 Act and Amendment No. 24 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of the Trust. The Trust is making this filing for purposes of registering Investor Class shares and Institutional Class shares of a new series of the Trust, Centre Global Infrastructure Fund.

Please contact the undersigned at (202) 661-7147 or Keri Riemer at (212) 574-1598 with any comments or questions you may have.
Sincerely,

/s/ Mark F. Samra
Mark F. Samra

cc:	James A. Abate